Allocation of Net Income (Loss) and Distributions (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Allocation of net income among our general partner, limited partners, and noncontrolling interests
The allocation of net income (loss) among our general partner, limited partners, and noncontrolling interests is as follows:

	Years Ended December 31,
	2015	2014	2013
	(Millions)
Allocation of net income to general partner:
Net income (loss)	$(1,358)	$1,284	$1,119
Net income applicable to pre-merger operations allocated to general partner	(2)	(95)	—
Net income applicable to pre-partnership operations allocated to general partner	—	(15)	(49)
Net income applicable to noncontrolling interests	(91)	(96)	(3)
Costs charged directly to the general partner	21	1	1
Income (loss) subject to 2% allocation of general partner interest	(1,430)	1,079	1,068
General partner’s share of net income	2%	2%	2%
General partner’s allocated share of net income (loss) before items directly allocable to general partner interest	(29)	22	21
Priority allocations, including incentive distributions, paid to general partner	638	641	387
Pre-merger net income allocated to general partner interest	2	95	—
Pre-partnership net income allocated to general partner interest	—	15	49
Costs charged directly to the general partner	(21)	(1)	(1)
Net income allocated to general partner’s equity	$590	$772	$456

Net income (loss)	$(1,358)	$1,284	$1,119
Net income allocated to general partner’s equity	590	772	456
Net income (loss) allocated to Class B limited partners’ equity	(52)	—	—
Net income allocated to Class D limited partners’ equity (1)	69	62	—
Net income allocated to noncontrolling interests	91	96	3
Net income (loss) allocated to common limited partners’ equity	$(2,056)	$354	$660

Adjustments to reconcile Net income (loss) allocated to common limited partners' equity to Allocation of net income (loss) to common units:
Incentive distributions paid	633	640	383
Incentive distributions declared (2) (3)	(423)	(626)	(432)
Impact of unit issuance timing and other	(9)	(9)	—
Allocation of net income (loss) to common units	$(1,855)	$359	$611

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(1)
Includes amortization of the beneficial conversion feature associated with the Pre-merger WPZ Class D units of $68 million and $49 million for the years ended December 31, 2015 and 2014, respectively. See following discussion of Class D units.

(2)	On February 12, 2016, we paid a cash distribution of $0.85 per common unit on our outstanding common units to unitholders of record at the close of business on February 5, 2016.

(3)
The 2015 amount reflects the waiver of IDRs associated with the Termination Agreement. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.) The 2014 amount reflects only the portion of the total incentive distribution associated with the Pre-merger WPZ common units exchanged in the ACMP Merger.